Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Zip	0	84	0.00%	84
Amortization Term	1	84	1.19%	84
Borrower Qualifying FICO	0	83	0.00%	84
Amortization Type	1	84	1.19%	84
Property Type	1	84	1.19%	84
Occupancy	0	84	0.00%	84
Purpose	0	84	0.00%	84
Original CLTV	0	84	0.00%	84
Original LTV	0	84	0.00%	84
Investor: Qualifying Total Debt Ratio	4	84	4.76%	84
Coborrower Qualifying FICO	0	41	0.00%	84
Refi Purpose	0	19	0.00%	84
City	0	1	0.00%	84
State	0	1	0.00%	84
Original Loan Amount	0	1	0.00%	84
First Payment Date	1	1	100.00%	84
Original Term	1	1	100.00%	84
Maturity Date	1	1	100.00%	84
Original Interest Rate	0	1	0.00%	84
Representative FICO	0	1	0.00%	84
Lien Position	1	1	100.00%	84
Appraised Value	0	1	0.00%	84
Contract Sales Price	1	1	100.00%	84
Originator Loan Designation	0	1	0.00%	84
Guideline Name	1	1	100.00%	84
Total	13	912	1.43%	84